Expense Example {- Fidelity Sustainability U.S. Equity Fund} - NF_05.31 Fidelity Sustainability U.S. Equity Fund - AMCIZ PRO-01 - Fidelity Sustainability U.S. Equity Fund	Jun. 09, 2021 USD ($)
Fidelity Sustainability U.S. Equity Fund: Class A
Expense Example:
1 year	$ 685
3 years	1,072
Fidelity Sustainability U.S. Equity Fund: Class M
Expense Example:
1 year	488
3 years	933
Fidelity Sustainability U.S. Equity Fund: Class C
Expense Example:
1 year	293
3 years	855
Fidelity Sustainability U.S. Equity Fund: Class I
Expense Example:
1 year	92
3 years	450
Fidelity Sustainability U.S. Equity Fund: Class Z
Expense Example:
1 year	77
3 years	$ 409